As filed with the Securities and Exchange Commission on 3/10/2011	Securities Act File No. 333-45040
Investment Company Act File No. 811-10103

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 18	[X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 19	[X]

(Check appropriate box or boxes.)

Satuit Capital Management Trust

(Exact name of Registrant as Specified in Charter)

3547 Meeks Farm Road, Suite A2

St. Johns Island, SC 29455

(Address of Principal Executive Office)     (Zip Code)

843-557-1300

(Registrant's Telephone Number, including Area Code)

Thomas R. Westle
Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York  10174

(Name and Address of Agent for Service)

Please send copy of communications to:

David D. Jones

395 Sawdust Road, #2137

The Woodlands, TX  77380

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the city of St. Johns Island and the State of South Carolina on March 8, 2011.

SATUIT CAPITAL MANAGEMENT TRUST

By: /s/ Robert J. Sullivan

ROBERT J. SULLIVAN

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Robert J. Sullivan	Chief Executive Officer and Trustee	March 8, 2011
/s/ Paula Sullivan	Chief Financial Officer	March 8, 2011
/s/ Anthony Hertl*	Trustee	March 8, 2011
/s/ Samuel Boyd, Jr.*	Trustee	March 8, 2011
/s/ William Poist*	Trustee	March 8, 2011
/s/ Paul Dickinson*	Trustee	March 8, 2011

*  By Robert J. Sullivan, Attorney-In-Fact under Powers of Attorney

 /s/ Robert J. Sullivan

ROBERT J. SULLIAN

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase